A Reconciliation of Liabilities Arising from Financing Activities - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
A Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of financial year	RM 6,731,680	RM 11,122,210	RM 12,580,529
Cash flows	62,278,548	(4,886,896)	(1,640,599)
Additions	2,557,158	863,305
Conversion of ordinary shares	(37,737,822)
Fair value change	(26,634,639)
Lease modification		(381,007)
Interest expense - non-trade	85,187	114,732	182,280
Currency Realignment	850,077	(100,664)
At end of financial year	8,130,189	6,731,680	11,122,210
Warrant liabilities [Member]
A Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of financial year
Cash flows	63,360,000
Conversion of ordinary shares	(37,737,822)
Fair value change	(26,634,639)
Currency Realignment	1,015,115
At end of financial year	2,654
Lease liabilities [Member]
A Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of financial year	1,581,879	2,332,120	3,538,966
Cash flows	(1,081,452)	(1,347,271)	(1,389,126)
Additions	2,557,158	863,305
Conversion of ordinary shares
Fair value change
Lease modification		(381,007)
Interest expense - non-trade	85,187	114,732	182,280
Currency Realignment
At end of financial year	3,142,772	1,581,879	2,332,120
Loans from related parties [Member]
A Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of financial year		3,539,625	6,997,500
Cash flows		(3,539,625)	(3,457,875)
Additions
Conversion of ordinary shares
Fair value change
Lease modification
Interest expense - non-trade
Currency Realignment
At end of financial year			3,539,625
Advances from a related party [Member]
A Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of financial year	5,149,801	5,250,465	2,044,063
Cash flows			3,206,402
Additions
Conversion of ordinary shares
Fair value change
Lease modification
Interest expense - non-trade
Currency Realignment	(165,038)	(100,664)
At end of financial year	RM 4,984,763	RM 5,149,801	RM 5,250,465